Interest in Joint Ventures - Summary of Interests In Joint Venture (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [abstract]
Share of net assets	¥ 2,368	¥ 1,175